Note 6 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
income by operating segment [Line Items]
Interest income		€ (31,432)	€ (23,015)	€ (22,389)
Gross profit		24,890	21,066	20,166
Profit (loss) before tax		10,356	7,247	5,248
Profit (loss), attributable to owners of parent		6,420	4,653	1,305
Group BBVA [Member]
income by operating segment [Line Items]
Interest income		(19,153)	(14,686)	(14,592)
Gross profit		24,890	21,066	20,166
Profit (loss) before tax		10,356	7,247	5,248
Profit or loss after tax from discontinued operations operating segments			280	(1,729)
Profit (loss), attributable to owners of parent		6,420	4,653	1,305
SPAIN
income by operating segment [Line Items]
Interest income		(3,784)	(3,502)	(3,566)
Gross profit		6,145	5,925	5,567
Profit (loss) before tax		2,625	2,122	823
Profit or loss after tax from discontinued operations operating segments			0	0
Profit (loss), attributable to owners of parent		1,678	1,581	652
MEXICO
income by operating segment [Line Items]
Interest income		(8,378)	(5,836)	(5,415)
Gross profit		10,839	7,603	7,025
Profit (loss) before tax		5,690	3,528	2,475
Profit or loss after tax from discontinued operations operating segments			0	0
Profit (loss), attributable to owners of parent		4,182	2,568	1,761
TURKEY
income by operating segment [Line Items]
Interest income		(2,631)	(2,370)	(2,783)
Gross profit		3,185	3,422	3,573
Profit (loss) before tax		1,644	1,953	1,522
Profit or loss after tax from discontinued operations operating segments			0	0
Profit (loss), attributable to owners of parent		509	740	563
South America [Member]
income by operating segment [Line Items]
Interest income		(4,137)	(2,859)	(2,701)
Gross profit		4,261	3,162	3,225
Profit (loss) before tax		1,429	961	896
Profit or loss after tax from discontinued operations operating segments			0	0
Profit (loss), attributable to owners of parent		734	491	446
Rest of business [Member]
income by operating segment [Line Items]
Interest income		(332)	(281)	(291)
Gross profit		790	741	839
Profit (loss) before tax		277	314	280
Profit or loss after tax from discontinued operations operating segments			0	0
Profit (loss), attributable to owners of parent		240	254	222
Corporate center [Member]
income by operating segment [Line Items]
Interest income	[1]	(109)	(163)	(164)
Gross profit	[1]	(329)	212	(63)
Profit (loss) before tax	[1]	(1,309)	(1,632)	(748)
Profit or loss after tax from discontinued operations operating segments	[1]		280	(1,729)
Profit (loss), attributable to owners of parent	[1]	€ (922)	€ (980)	€ (2,339)

[1]	(1) Adjustments include: (I) the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17); (II) the costs associated with the collective layoff procedure and the closing of offices in 2021 (see Note 24); and (III) the capital gain from the bancassurance transaction with Allianz in 2020 (see Note 3).